ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Accounts receivable	66,758	57,599	7,891
Allowance for credit losses	(5,926)	(5,569)	(763)
Accounts receivable, net	60,832	52,030	7,128

The movements in the allowance for credit losses were as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	381	5,407	5,926	812
Provisions/(reversals)	5,026	519	(357)	(49)
Balance at end of the year	5,407	5,926	5,569	763